Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of fee and commission income [line items]
Fee and commission income	$ 565,100,914	$ 535,072,561	[1]	$ 511,329,460
Performance obligations satisfied at a point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	292,974,331	299,793,256		289,486,828
Performance obligations satisfied at a point in time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	175,788,358	172,235,847		168,032,008
Performance obligations satisfied at a point in time [member] | Commissions related to insurance [member]
Disclosure of fee and commission income [line items]
Fee and commission income	32,070,531	26,591,082		28,658,748
Performance obligations satisfied at a point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	16,938,543	11,089,619		10,355,444
Performance obligations satisfied at a point in time [member] | Commissions related to securities value [member]
Disclosure of fee and commission income [line items]
Fee and commission income	21,116,874	17,511,970		8,568,308
Performance obligations satisfied at a point in time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	5,191,319	1,194,708		70,423
Performance obligations satisfied at a point in time [member] | Commissions related to credits [Member]
Disclosure of fee and commission income [line items]
Fee and commission income	14,260,264	3,124,914		2,933,146
Performance obligations satisfied over certain time period [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	2,015	8,091		10,655
Performance obligations satisfied over certain time period [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	2,642,933	2,266,524		2,764,930
Performance obligations satisfied over certain time period [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	3,961,652	1,095,078		400,237
Performance obligations satisfied over certain time period [member] | Commissions related to loans
Disclosure of fee and commission income [line items]
Fee and commission income	$ 154,094	$ 161,472		$ 48,733

[1]	See Note 3.